Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2020 and 2019.

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	500	—	500
Investments:
Fund trusts and others	284	248	—	532
Equity securities	18,683	—	—	18,683
Prepaid expenses and other current assets:
Derivatives	—	533	—	533

Total assets	18,967	1,281	—	20,248

Liabilities:
Other current liabilities:
Derivatives	—	1,225	—	1,225

Total liabilities	—	1,225	—	1,225

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	506	—	506
Investments:
Fund trusts and others	489	241	—	730
Equity securities	16,740	—	—	16,740
Prepaid expenses and other current assets:
Derivatives	—	351	—	351

Total assets	17,229	1,098	—	18,327

Liabilities:
Other current liabilities:
Derivatives	—	2,573	—	2,573

Total liabilities	—	2,573	—	2,573